Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Performance and Making Key Decisions Regarding Resource Allocation [Abstract]
General and administrative expenses	$ 2,421,186	$ 66,701	$ 584,389	$ 41,692
Interest earned on marketable securities held in Trust Account	$ 1,989,268	$ 1,206,515	$ 8,449,291